Federated intermediate Corporate Bond Fund
A Portfolio of Federated Income Securities Trust
Institutional Shares (TICKER FIIFX)
Service Shares (TICKER INISX)

SUPPLEMENT TO SUMMARY PROSPECTUS DATED JUNE 30, 2012
Under the heading entitled “ Fund Management,” please delete the information regarding Joseph M. Balestrino and replace it with the following:
“Bryan J. Dingle, Portfolio Manager, has been the Fund's portfolio manager since March 2013.”
March 22, 2013
Federated Intermediate Corporate Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q451560 (3/13)